Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Unrealized foreign exchange gains (losses)	$ (255,000)	$ (756,000)	$ 105,000	$ (710,000)	$ (712,000)	$ (9,026,000)
Realized foreign exchange gains (losses)	25,000	759,000	162,000	757,000	893,000	13,540,000
Revenues	63,352,000	48,107,000	116,741,000	100,900,000	212,239,000	182,264,000
Net allowance for doubtful accounts					1,204,000	954,000
Net allowance for doubtful accounts, uncollectible accounts written off					1,000,000	1,078,000
Translation gain to allowance for doubtful accounts					3,000	127,000
Construction Industry
Derivative [Line Items]
Revenues					23,344,000	19,831,000
Trade receivables					3,188,000	3,895,000
Senior Credit Facilities And Laminar Note | Fair Value, Inputs, Level 3
Derivative [Line Items]
Fair value of borrowings					174,200,000
Other debt [Member] | Fair Value, Inputs, Level 3
Derivative [Line Items]
Fair value of borrowings					$ 1,132,000
Interest rate swap contract
Derivative [Line Items]
Number of derivative contract	1		1		1	3
Interest rate swap contract, maturity date	June 2017
Interest rate option (Collar)
Derivative [Line Items]
Number of derivative contract	1		1
Forward-Exchange Contracts
Derivative [Line Items]
Number of derivative contract	35		35		12	25
Forward-Exchange Contracts | Minimum
Derivative [Line Items]
Forward exchange contracts, maturity date			January 2013
Forward-Exchange Contracts | Maximum
Derivative [Line Items]
Forward exchange contracts, maturity date			August 2013
Interest Rate Option (Cap) Contracts
Derivative [Line Items]
Number of derivative contract					1	2